Income Taxes - Reconciliation of Tax Computed at the U.S. Federal Statutory Rate to Income Tax Expense (Benefit) Table (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income (loss) before income taxes
Domestic	$ 492	$ (1,322)	$ (3,728)
Foreign	993	(366)	(101)
Income (Loss) Before Income Taxes	$ 1,485	$ (1,688)	$ (3,829)
U.S. federal statutory tax rate	21.00%	35.00%	35.00%
Tax computed at the U.S. federal statutory rate	$ 312	$ (591)	$ (1,340)
(Income) loss attributable to noncontrolling interests	(29)	(85)	(92)
Adjustments resulting from
State income taxes (net of federal income tax benefit)	(18)	25	(108)
U.S. federal tax reform	95	(1,168)	0
Tax impact from foreign operations	181	166	80
Non-deductible Algerian exceptional profits tax	154	110	106
Net changes in uncertain tax positions	(29)	90	90
Dispositions of non-deductible goodwill	0	6	205
Other, net	67	(30)	38
Total income tax expense (benefit)	$ 733	$ (1,477)	$ (1,021)
Effective tax rate	49.00%	88.00%	27.00%